Impairments and reversal of impairments	12 Months Ended
Dec. 31, 2025
Disclosure of impairment loss and reversal of impairment loss [abstract]
Impairments and reversal of impairments	10. Impairments and reversal of impairments

Figures in million – SA rand	Notes	2025	2024	2023
Impairment of mining assets	14	(15,825)	(9,113)	(38,492)
Impairment of right-of-use assets — mining assets	15	(16)	(60)	—
Impairment reversal of mining assets	14	1,924	—	—
Impairment of intangible assets	17	—	—	(86)
Impairment of goodwill	17	—	—	(8,435)
Impairment of investment in equity-accounted investee[1]	18.2	(64)	—	(423)
Impairment of loan to equity-accounted investee	18.3	—	—	(18)
Other impairment		(26)	—	—
Total impairments and reversal of impairments		(14,007)	(9,173)	(47,454)
[1]Mimosa's updated life-of-mine at 30 June 2025 indicated above US dollar inflationary increases in working costs and capital costs, and included a Zimbabwean beneficiation tax which resulted in a decrease in the expected future net cash flows from Mimosa. The lower value in use led to an after tax equity-accounted impairment of property, plant and equipment amounting to R535 million and the impairment of the investment in the equity-accounted investee of R64 million, before the impact of deferred tax (net an impairment of R461 million) (see note 12.3) (included in SA PGM on the segment report — see note 2). The weighted average PGM (4E)
basket price, nominal discount rate and life-of-mine used in the Mimosa impairment assessment was R25,745/4Eoz, 20.67% and 8 years, respectively. The recoverable amount at 30 June 2025 was determined as R2,208 million
31 December 2025
The carrying value of the Kloof cash-generating unit (CGU) was impaired by R3,779 million and the carrying value of the Keliber CGU was impaired by R2,460 million at 31 December 2025 in addition to the R5,344 million recognised at 30 June 2025.
•The impairment recognised at Kloof was due to a decrease in the life of mine as a result of logistical constraints, seismicity and safety concerns to access higher grade areas, that resulted in a decrease in the recoverable amount at 31 December 2025.
•The impairment of Keliber was due to a further decrease in the consensus long-term forecasted lithium hydroxide price compared to 30
June 2025 and the decision to proceed with an extended start-up profile resulting in a decrease in the recoverable amount as at 31
December 2025.
At 30 June 2025, an impairment of R4,230 million was recognised at the US PGM operations (Stillwater CGU) from the One Big Beautiful Bill
Act that was signed into US law and indicates a phase out and termination of Section 45X credits. Under the phase out and termination rules, any applicable critical mineral produced after 31 December 2030 is phased out with 25% over a period of 4 years commencing from
2031. This resulted in decreased future net cash flows from the US PGM operations and a reduction in value in use at 30 June 2025, and consequently to an impairment of property, plant and equipment of R4,230 million. The impairment recognised on Keliber at 30 June 2025 was due to a decrease in the consensus long-term forecasted lithium hydroxide price and an increased discount rate that resulted in a decrease in the expected future net cash flows from Keliber and the value in use at 30 June 2025, and resulted in an impairment of property, plant and equipment.
The carrying values of Beatrix, Driefontein and Burnstone were increased at 31 December 2025 by a reversal of previously recognised impairment losses of R449 million, R168 million and R1,307 million, respectively. The reversals of impairment resulted from the higher gold price outlook and sustained operational improvements at the Beatrix and Driefontein operations and translated to an increase in the expected future net cash flows and recoverable amounts at Beatrix, Driefontein and Burnstone.
The impairment of mining assets for the year ended 31 December 2025 related to the following classes of assets:

Figures in million – SA rand	US PGM operations	Keliber	Kloof	Other	Total
Mine development, infrastructure and other	(4,230)	(6,700)	(3,470)	(28)	(14,428)
Land, mineral rights and rehabilitation	—	(1,104)	(293)	—	(1,397)
Right-of-use assets	—	—	(16)	—	(16)
Total impairment	(4,230)	(7,804)	(3,779)	(28)	(15,841)
The impairment reversals of mining assets for the year ended 31 December 2025 related to the following classes of assets:

Figures in million – SA rand	Beatrix	Driefontein	Burnstone	Total
Mine development, infrastructure and other	418	152	1,307	1,877
Land, mineral rights and rehabilitation	31	16	—	47
Total impairment reversals	449	168	1,307	1,924
The assumptions applied in the 30 June 2025 and 31 December 2025 recoverable amount calculations for each of the CGU impacted by the impairments are set out below:

		30 June 2025		31 December 2025
		US PGM operations	Keliber	Kloof	Beatrix	Driefontein	Burnstone	Keliber
Average PGM (2E) basket price[1]	US$/2Eoz	1,118	—	—	—	—	—	—
Average lithium hydroxide price[1]	US$/t	—	17,972	—	—	—	—	17,475
Average gold price[1]	R/kg	—	—	2,295,754	1,983,927	1,856,994	1,670,512	—
Inflation rate[2]	%	2.1	2.0	3.5	3.5	3.5	3.5	2.0
Nominal discount rate[3]	%	10.56	11.19	11.68	12.76	13.52	15.22	10.14
Life-of-mine[4,5]	years	67	20	1	6	11	23	20
Recoverable amount[6]	R' million	9,361	9,359	—	9,341	20,581	13,039	8,925
1The weighted average commodity prices and exchange rate were derived by considering various bank and commodity broker consensus forecasts
2The inflation rate is based on the expected forecast inflation rate for the geographic region which most affects the CGU's cash flows
3The nominal discount rate is calculated as the weighted average cost of capital of the respective CGUs
4Periods longer than five years are considered appropriate based on the nature of the operations since a formally approved life-of-mine plan is used to determine cash flows over the life of each mine based on the available reserves
5  In respect of Keliber, if the life-of-mine is not extended meaningfully, it is estimated that the concentrator and refinery will continue with external purchases of spodumene concentrate. A minimum of 6 years post life-of-mine were assumed for external purchase of spodumene concentrate
6  The recoverable amount (fair value less cost of disposal) was estimated using discounted cash flows. The fair value measurement was categorised as a Level 3 fair value based on the inputs in the valuation technique used
31 December 2024
The carrying value of the US PGM operations was impaired by R1,292 million at 31 December 2024, in addition to the R7,499 million recognised at 30 June 2024. The impairment is due to the resulting recoverable amount determined from the updated life-of-mine plan which incorporates the restructure of the US PGM operations announced after 30 June 2024, and includes suspending the operations at the
Stillwater West Mine for a period of time and reducing mining at East Boulder Mine. Many of the actions relating to the restructure were implemented towards the end of the financial year. There was also a further decrease in the expected long-term palladium and platinum prices which resulted in a decrease in the expected future net cash flows from the Stillwater CGU, and contributed to the reduced value in use at 31 December 2024. The impairment recognised at 30 June 2024 was due to the decrease in medium to long-term forecast palladium and platinum prices which also resulted in a decrease in the expected future net cash flows from the Stillwater CGU.
Specific asset impairment for the year ended 31 December 2024 related to the Sandouville nickel refinery which was impaired by
R221 million resulting from the settlement agreement concluded during the six months ended 31 December 2024, in terms of which the last nickel matte was delivered early January 2025 and the remaining inventory was scheduled to be processed by the end of March 2025. The outcome of the pre-feasibility study to assess the potential conversion of the Sandouville plant to produce pCAM is expected by the end of
2025. A further R34 million specific asset impairment was recognised at Stillwater related to assets classified as held for sale and written down to fair value. Specific asset impairments recognised for the six months ended 30 June 2024 related to shaft 4B at Marikana which was impaired by R112 million due to closure and the Klipfontein open cast assets by R11 million due to the mining area not being economically viable.
The impairment of mining assets for the year ended 31 December 2024 related to the following classes of assets:

Figures in million – SA rand	US PGM operations	Other	Total
Mine development, infrastructure and other	(8,825)	(288)	(9,113)
Right-of-use assets	—	(60)	(60)
Total impairment	(8,825)	(348)	(9,173)
The assumptions applied in the 30 June 2024 and 31 December 2024 value in use impairment calculation as well as the recoverable amount for each of the CGU impacted by the impairments are set out below:

		US PGM operations
		30 June 2024	31 Dec 2024
Weighted average PGM (2E) basket price[1]	US$/2Eoz	1,206	1,120
Inflation rate[2]	%	2.5	2.1
Nominal discount rate[3]	%	11.5	13.0
Life-of-mine[4]	years	45.5	35
Recoverable amount	R' million	15,224	13,682
1The weighted average commodity prices and exchange rate were derived by considering various bank and commodity broker consensus forecasts
2The inflation rate is based on the expected forecast inflation rate for the geographic region which most affects the CGU's cash flows
3The nominal discount rate is calculated as the weighted average cost of capital of the respective CGUs
4Periods longer than five years are considered appropriate based on the nature of the operations since a formally approved life-of-mine plan is used to determine cash flows over the life of each mine based on the available reserves
31 December 2023
The impairment of mining assets and goodwill for the year ended 31 December 2023 related to the following classes of assets:

Figures in million – SA rand	US PGM operations[1]	Sandouville nickel refinery[2]	Century retreatment operation[3]	Burnstone[4]	Kloof[5]	Other[1]	Total
Mine development, infrastructure and other	(10,222)	(1,430)	(2,434)	(1,115)	(1,616)	(27)	(16,844)
Land, mineral rights and rehabilitation	(20,326)	(67)	(843)	—	—	—	(21,236)
Exploration and evaluation assets	—	—	(412)	—	—	—	(412)
Intangible assets	—	(86)	—	—	—	—	(86)
Goodwill	(8,352)	(23)	—	—	—	(60)	(8,435)
Total impairment	(38,900)	(1,606)	(3,689)	(1,115)	(1,616)	(87)	(47,013)
1Various operational constraints, as previously reported, in the ramp-up of the Blitz project, coupled with higher than inflation increases in operating costs and a decrease in medium to long-term forecast palladium prices, resulted in a decrease in the expected future net cash flows from the US PGM operation. The higher weighted average cost of capital, driven by a higher beta, in combination with the aforementioned factors, contributed to the reduced value in use at 31 December 2023, which led to an impairment of property, plant and equipment and goodwill amounting to R38,900 million. In addition, goodwill allocated to the US PGM operation amounting to
R60 million pertaining to the acquisition of SFA (Oxford) was impaired
2An onerous supply contract (see note 29.2), higher fixed and variable costs, significantly reduced expected sustainable production volumes and higher than initially expected sustaining capital expenditure, resulted in the decrease in expected future net cash flows from the Sandouville nickel refinery. This, together with lower nickel prices, reduced the value in use at 31 December 2023 and led to an impairment of property, plant and equipment, intangible assets and goodwill amounting to
R1,606 million
3Lower than expected production volumes, above inflationary increases in operating costs, higher sustaining capital, the approaching end of life-of-mine and the diminishing window of opportunity to develop and operate the expansion projects concurrent with the ongoing operation, resulted in a decrease in the expected future net cash flows from the Century zinc retreatment operation. The lower value in use at 31 December 2023 led to an impairment of property, plant and equipment amounting to R3,689 million
4Consistent with the requirements of the Group’s capital allocation framework, the Burnstone project (included in the SA Gold corporate and reconciling items reportable segment) was delayed and was expected to ramp-up again during 2025. The additional costs during the delay, the deferral of mine ramp-up and higher weighted average cost of capital due to an increase in the beta, risk free rate and cost of debt, resulted in a decrease in the expected future net cash flows from Burnstone. The lower value in use at 31 December 2023 led to an impairment of property, plant and equipment amounting to R1,115 million
5Operational constraints, including seismicity and cooling, at the Kloof 4 shaft, compounded by the shaft incident during H2 2023 that damaged the shaft infrastructure, resulted in a severe deterioration in productivity that negatively impacted the financial viability of the Kloof 4 shaft. Consequently, during 2023, following a consultative process, the Group announced the closure of Kloof 4 shaft, which led to the specific impairment of property, plant and equipment amounting to R1,616 million
The assumptions applied in the 31 December 2023 value in use impairment calculation as well as the recoverable amount for each of the
CGU impacted by the impairments are set out below:

		US PGM operations	Sandouville nickel refinery	Century zinc retreatment operation	Burnstone
Weighted average PGM (2E) basket price[1]	US$/2Eoz	1,281
Weighted average nickel price[1]	US$/lbs		8.9
Weighted average cobalt price[1]	US$/lbs		15.8
Weighted average zinc price[1]	A$/t			3,873
Weighted average gold price[1]	R/kg				1,012,625
Inflation rate[2]	%	2.5	1.6	2.9	6.0
Nominal discount rate[3]	%	12.0	7.4	9.3	18.9
Life-of-mine[4] (life-of-refinery)	years	46	23	4	25
Recoverable amount	R' million	22,246	—	—	3,799
1The weighted average commodity prices and exchange rate were derived by considering various bank and commodity broker consensus forecasts
2The inflation rate is based on the expected forecast inflation rate for the geographic region which most affects the CGU's cash flows
3The nominal discount rate is calculated as the weighted average cost of capital of the respective CGUs
4Periods longer than five years are considered appropriate based on the nature of the operations since a formally approved life-of-mine plan is used to determine cash flows over the life of each mine based on the available reserves
Impairment of investment in equity-accounted investee
A 5.3% decrease in the expected life-of-mine average recovered grade due to plant recoveries being affected by a change in the mineralogy of the ore, combined with above inflationary increases in working costs, resulted in a decrease in the expected future net cash flows from Mimosa. The lower value in use at 31 December 2023 led to an after tax equity accounted impairment of property, plant and equipment amounting to R1,384 million (see note 12.3) and the further impairment of the investment in the equity-accounted investee of
R423 million (included in SA PGM in the segment report — see note 2). The weighted average PGM (4E) basket price, nominal discount rate and life-of-mine used in the 31 December 2023 Mimosa impairment assessment was R26,632/4Eoz, 31.2% and 11 years, respectively. The recoverable amount at 31 December 2023 was determined as R2,757 million.